CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Net revenues (including related party revenues of RMB 2,339,013, RMB 3,928,088 and RMB 4,738,106 for the years ended December 31, 2021, 2022 and 2023, respectively)	¥ 10,506,250	$ 1,479,774	¥ 9,367,595	¥ 6,866,262
Costs and expenses:
Operations and support	(6,530,343)	(919,780)	(5,743,010)	(5,139,102)
Selling and marketing	(4,474,087)	(630,162)	(4,747,926)	(3,427,909)
General and administrative	(252,802)	(35,606)	(408,771)	(400,397)
Research and development	(416,346)	(58,641)	(630,911)	(573,949)
Impairment loss of goodwill	(957,605)	(134,876)	0	0
Other operating expenses	(47,456)	(6,684)	(77,423)	(60,326)
Total costs and expenses	(12,678,639)	(1,785,749)	(11,608,041)	(9,601,683)
Other operating income	63,859	8,994	120,921	156,714
Loss from operations	(2,108,530)	(296,981)	(2,119,525)	(2,578,707)
Other income/(expenses)
Interest expenses	(807)	(114)	(10,946)	(13,806)
Others, net	146,782	20,674	117,625	109,828
Total other income, net	145,975	20,560	106,679	96,022
Loss before income tax benefits	(1,962,555)	(276,421)	(2,012,846)	(2,482,685)
Income tax benefits	5,012	706	4,841	11,558
Net loss	(1,957,543)	(275,715)	(2,008,005)	(2,471,127)
Net loss available to ordinary shareholders of Dada Nexus Limited	¥ (1,957,543)	$ (275,715)	¥ (2,008,005)	¥ (2,471,127)
Net loss per ordinary share:
Basic | (per share)	¥ (1.88)	$ (0.26)	¥ (1.98)	¥ (2.60)
Diluted | (per share)	¥ (1.88)	$ (0.26)	¥ (1.98)	¥ (2.60)
Weighted average number of shares used in calculating net loss per ordinary share:
Basic	1,040,680,392	1,040,680,392	1,015,265,686	950,697,557
Diluted	1,040,680,392	1,040,680,392	1,015,265,686	950,697,557
Net loss	¥ (1,957,543)	$ (275,715)	¥ (2,008,005)	¥ (2,471,127)
Other comprehensive income/(loss)
Foreign currency translation adjustments, net of tax of nil	89,780	12,645	333,507	(39,487)
Total comprehensive loss	¥ (1,867,763)	$ (263,070)	¥ (1,674,498)	¥ (2,510,614)